FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Schedule of sensitivity analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Risk management
Percent increase in risk assumption	10.00%	10.00%
Percent decrease in risk assumption	10.00%
NIS
Risk management
Percent increase in risk assumption	10.00%	10.00%
Increase (decrease) in equity and profit and loss	$ (3,478)	$ (5,344)
Increase (decrease) in equity and profit and loss	$ (348)	$ (534)
EUR
Risk management
Percent increase in risk assumption	10.00%	10.00%
Increase (decrease) in equity and profit and loss	$ 2,477	$ 1,710
Increase (decrease) in equity and profit and loss	248	170
GBP
Risk management
Increase (decrease) in equity and profit and loss	(975)	2,936
Increase (decrease) in equity and profit and loss	$ (97)	$ 294